Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Financial Position (Parentheticals) (Details) - Class B Ordinary Shares - Parent Company [Member] - $ / shares
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Statements of Financial Position [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)	76,048,501	70,000,000
Ordinary shares, shares outstanding (in Shares)	76,048,501	70,000,000